INCOME TAXES - Federal income tax rate (Details)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	11 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Taxes
Statutory federal income tax rate						21.00%	21.00%
Change in fair value of derivative liabilities							(25.89%)
Transaction costs allocated to warrant issuance							2.57%
Change in valuation allowance							2.32%
Income tax provision	0.00%	0.00%	(220.93%)	0.00%	0.00%	3.44%